Employee Retirement and Severance Benefits (Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Japan
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	1.20%	0.50%
Assumed rate of increase in future compensation levels	2.60%	2.60%
Interest crediting rate for cash balance plans	1.80%	1.90%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	0.50%	0.50%	0.50%
Assumed rate of increase in future compensation levels	2.60%	2.60%	2.60%
Expected long-term rate of return on plan assets	3.10%	3.00%	3.00%
Interest crediting rate for cash balance plans	1.90%	1.90%	1.90%
Foreign Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.10%	1.50%
Assumed rate of increase in future compensation levels	2.50%	0.70%
Interest crediting rate for cash balance plans	1.00%	1.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	1.50%	1.50%	1.60%
Assumed rate of increase in future compensation levels	0.70%	0.90%	1.00%
Expected long-term rate of return on plan assets	5.70%	4.40%	4.80%
Interest crediting rate for cash balance plans	1.00%	1.00%	1.00%